Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of December 31, 2024 and 2025, property, plant and equipment, net consisted of the following:

	As of December 31,
	2024	2025
Buildings	$—	$4,245,378
Leasehold improvements	116,729	116,729
Machinery and equipment	474,220	474,220
Motor vehicles	354,408	354,408
Furniture and fixture	94,261	94,261
Total property, plant and equipment, at cost	1,039,618	5,284,996
Less: accumulated depreciation	(912,232)	(964,311)
Total	$127,386	$4,320,685